                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Century Capital Management, Inc.
Address: One Liberty Square, Boston, MA 02109

13F File Number: 28-4584

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and comlete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Richard F. Cook, Jr.
Title: Vice President
Phone: 617-482-3060
Signature, Place, and Date of Signing:

Richard F. Cook, Jr.    Boston, Massachusetts    August 10, 1999

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      53

Form 13F Information Table Value Total:      $484,597,511

List of Other Included Managers:

NONE

                                        CENTURY CAPITAL MANAGEMENT, INC. 13F REPORT - PAGE 1
                                                          ITEM 4                         ITEM 6                      ITEM 8
                                                           FAIR                INVESTMENT DISCRETION            VOTING AUTHORITY
                                                          MARKET    ITEM 5                      (C)   ITEM          (SHARES)
ITEM 1                          ITEM 2        ITEM 3      VALUE     SHARES/    (A)      (B)    SHARED   7     (A)      (B)    (C)
ISSUER                          CLASS         SECID      (X1000)    PRN AMT    SOLE    SHARED  (OTHER) MGRS   SOLE    SHARED  NONE
------------------------------ --------     ---------  ----------- -------  --------- -------- ------- ----  -------  ------ ------
AFLAC INC                        COM        001055102     9,575,000  200,000  X                               X
ALFA CORP                        COM        015385107     2,400,000  120,000  X                               X
ALLSTATE CORP                    COM        020002101     7,103,250  198,000  X                               X
AMERICAN GENERAL CORP            COM        026351106    14,321,250  190,000  X                               X
AMERICAN HERITAGE LIFE INVT      COM        026522102    12,740,000  520,000  X                               X
AMERICAN INTL GROUP INC          COM        026874107    25,753,750  220,000  X                               X
AON CORP                         COM        037389103    24,131,250  585,000  X                               X
BALDWIN & LYONS INC              COM        057755209     1,776,563   75,000  X                               X
BANK ONE CORP                    COM        06423A103     6,551,875  110,000  X                               X
BERKSHIRE HATHAWAY INC DEL       CLA        084670108    24,804,000      360  X                               X
BROWN & BROWN INC                COM        115236101     5,890,000  155,000  X                               X
CENTRIS GROUP INC                COM        155904105       354,375   35,000  X                               X
CHUBB CORP                       COM        171232101    18,417,500  265,000  X                               X
CINCINNATI FINL CORP             COM        172062101    29,261,188  779,000  X                               X
CORE INC MASS                    COM        21867P102       169,837   20,903  X                               X
CRAWFORD & CO                    CLA        224633206     1,485,000  110,000  X                               X
EQUIFAX INC                      COM        294429105     1,249,062   35,000  X                               X
ERIE INDTY CO                    CLA        29530P102     4,702,500  165,000  X                               X
EXECUTIVE RISK INC               COM        301586103     3,402,500   40,000  X                               X
FBL FINL GROUP INC               CLA        30239F106     1,950,000  100,000  X                               X
GALLAGHER ARTHUR J & CO          COM        363576109     2,970,000   60,000  X                               X
HARLEYSVILLE GROUP INC           COM        412824104     1,845,000   90,000  X                               X
HCC INS HLDGS INC                COM        404132102     5,671,876  250,000  X                               X
HORACE MANN EDUCATORS CORP       COM        440327104     7,612,500  280,000  X                               X
HSB GROUP INC                    COM        40428N109     4,118,750  100,000  X                               X
JOHN NUVEEN CO                   CLA        478035108     2,561,250   60,000  X                               X
LIFE USA HLDG INC                COM        531918209     1,012,500   50,000  X                               X
MARKEL CORP                      COM        570535104     4,301,000   23,000  X                               X
MARSH & MCLENNAN COS INC         COM        571748102    16,610,000  220,000  X                               X
MBIA INC                         COM        55262C100    24,605,000  380,000  X                               X
MEDICAL ASSURN INC               COM        58449U100     1,198,648   42,430  X                               X
MERCURY GENL CORP                COM        589400100    16,881,000  496,500  X                               X
MORGAN JP & CO INC               COM        616880100    14,050,000  100,000  X                               X
MUTUAL RISK MGT LTD              COM        628351108     5,673,750  170,000  X                               X
OHIO CAS CORP                    COM        677240103    10,295,625  285,000  X                               X
                                                        -----------
                                 PAGE TOTAL             315,445,799

                                        CENTURY CAPITAL MANAGEMENT, INC. 13F REPORT - PAGE 2
                                                          ITEM 4                         ITEM 6                      ITEM 8
                                                           FAIR                INVESTMENT DISCRETION            VOTING AUTHORITY
                                                          MARKET    ITEM 5                      (C)   ITEM          (SHARES)
ITEM 1                          ITEM 2        ITEM 3      VALUE     SHARES/    (A)      (B)    SHARED   7     (A)      (B)    (C)
ISSUER                          CLASS         SECID      (X1000)    PRN AMT    SOLE    SHARED  (OTHER) MGRS   SOLE    SHARED  NONE
------------------------------ --------     ---------  ----------- -------  --------- -------- ------- ----  -------  ------ ------
PRESIDENTIAL LIFE CORP           COM        740884101     1,864,374   95,000  X                               X
PROGRESSIVE CORP OHIO            COM        743315103    41,470,000  286,000  X                               X
PROTECTIVE LIFE CORP             COM        743674103     9,900,000  300,000  X                               X
PROVIDENT COS INC                COM        743862104     9,200,000  230,000  X                               X
REINSURANCE GROUP AMER INC       COM        759351109     2,379,375   67,500  X                               X
RENAISSANCE RE HLDGS LTD         COM        G7496G103     8,029,000  217,000  X                               X
SAFECO CORP                      COM        786429100    12,994,812  294,500  X                               X
ST PAUL COS INC                  COM        792860108    14,071,114  442,314  X                               X
TERRA NOVA BERMUDA HLDGS LTD     CLA        G87615103    15,785,105  585,990  X                               X
TORCHMARK CORP                   COM        891027104    17,915,625  525,000  X                               X
20TH CENTY INDS                  COM        901272203     1,572,500   85,000  X                               X
UNITED FIRE & CAS CO             COM        910331107     1,430,000   55,000  X                               X
UNITED HEALTHCARE CORP           COM        910581107     3,757,500   60,000  X                               X
UNUM CORP                        COM        903192102    11,497,500  210,000  X                               X
WACHOVIA CORP                    COM        929771103    11,123,125  130,000  X                               X
WADDELL & REED FINL INC          CLA        930059100     2,197,738   79,782  X                               X
WADDELL & REED FINL INC          CLB        930059209     3,471,444  128,572  X                               X
ZENITH NATL INS CORP             COM        989390109       492,500   20,000  X                               X
                                                        -----------
                                 PAGE TOTAL             169,151,712